LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
LONG-TERM DEBT

10.           LONG-TERM DEBT

As at December 31, 2017, the Company’s long-term debt consisted of the following:

	Senior secured term credit facility	Offtake obligation	Stream obligation	Total long- term debt
Balance, December 31, 2015	$128,107	$46,753	$134,987	$309,847

Additional advances under the credit facility	85,205	—	—	85,205
Interest expense including amortization of discount	19,134	—	—	19,134
Loss on financial instruments at fair value	—	19,931	63,023	82,954
Foreign exchange gain	(3,248)	—	—	(3,248)
Currency translation adjustment	3,240	1,018	3,010	7,268

Balance, December 31, 2016	$232,438	$67,702	$201,020	$501,160

Additional advances under the credit facility	85,205	—	—	85,205
Interest expense including amortization of discount	48,247	—	—	48,247
Settlement of offtake obligation	—	(1,543)	—	(1,543)
Loss on financial instruments at fair value	—	11,926	23,000	34,926

Balance, December 31, 2017	$365,890	$78,085	$224,020	$667,995

Current portion of long-term debt	(365,890)	(9,076)	—	(374,966)

Non-current portion of long-term debt	$—	$69,009	$224,020	$293,029

(a)Senior secured term credit facility

Pursuant to the terms of the senior secured term credit facility, the Company borrowed $350,000, which bears interest at a stated rate of 7.5%, compounded quarterly and payable upon maturity. Each advance under the credit facility was subject to a 3% arrangement fee at the time of draw. The credit facility is secured by substantially all of the assets of the Company and its subsidiaries.

On February 15, 2017, the Company completed the final advance under the credit facility for $100,000. The credit facility was fully drawn at December 31, 2017.

The credit facility matures December 31, 2018 and is subject to an extension for one year, at the Company’s option upon payment of an extension fee of 2.5% of the principal amount including accumulated interest. The Company has the right to repay at par plus accrued interest after the second anniversary of closing and upon payment of 2.5% of principal prior to the second anniversary.

The embedded derivatives associated with the prepayment and extension options are recorded on the statement of financial position as other assets. For the year ended December 31, 2017, the change in fair value of these embedded derivatives was a fair value loss of $1,624 (2016 — $5,792).

In conjunction with the credit facility, the Company entered into an agreement to sell the gold produced at the Brucejack Mine (the “offtake obligation”). The offtake obligation (discussed below), compensates for a lower stated interest rate on the credit facility and is presented as a reduction to the carrying amount of the drawn portion of the credit facility and initially as an asset representing the initial fair value of the undrawn loan commitment. As the balance of the credit facility was drawn, the loan commitment was reclassified as a reduction in the resulting loan and amortized over the life of the associated liability on an effective interest rate basis. Upon completion of the final advance for $100,000 under the credit facility, the remaining $11,795 of the loan commitment was reclassified to long-term debt.

As a result of the impact of the offtake obligation, the arrangement fees and the prepayment and extension options, the effective interest rate on the credit facility is 15.0%. For the year ended December 31, 2017, the Company expensed $26,091 (2016 — nil) to interest and finance expense in the statement of loss and capitalized $22,156 (2016 - $19,134) of interest on the credit facility to mineral properties, plant and equipment.

(b)Offtake obligation

The Company has entered into an agreement pursuant to which it will deliver 100% of refined gold (in excess of any delivered ounces pursuant to the stream obligation) up to 7,067,000 ounces. The final purchase price to be paid by the purchaser will be, at the purchaser’s option, a market referenced gold price in US dollars per ounce during a defined pricing period before and after the date of each sale.

The Company has the option to reduce the offtake obligation by up to 75% by paying (a) $11 per remaining ounce effective December 31, 2018 or (b) $13 per ounce effective December 31, 2019 on the then remaining undelivered gold ounces.

For the year ended December 31, 2017, the Company delivered 121,671 ounces of gold under the offtake agreement. Of the amount settled, the Company physically delivered 94,169 ounces from doré production and purchased 27,502 ounces to satisfy delivery of gold produced from concentrate sales. The settlement of the gold ounces resulted in a decrease in the offtake obligation of $1,543 (2016 — nil).

The offtake obligation is recorded at fair value at each statement of financial position date as the Company determined the offtake obligation represents a derivative liability. For the year ended December 31, 2017, the change in fair value of the offtake obligation was a fair value loss of $11,926 (2016 — $19,931).

(c)Stream obligation

Pursuant to the stream, the Company is obligated to deliver, subject to prepayment options, 8% of up to 7,067,000 ounces of refined gold and 8% of up to 26,297,000 ounces of refined silver commencing on January 1, 2020 (less gold and silver sold to that date) and a payment of $20,000. Upon delivery, the Company is entitled to (a) for gold, the lesser of $400 per ounce and the gold market price and (b) for silver, the lesser of $4 per ounce and the silver market price. Any excess of market over the fixed prices above are credited against the deposit. Any remaining uncredited balance of the deposit is repayable, without interest, upon the earlier of the date (i) the aggregate stated gold and silver quantities have been delivered and (ii) 40 years.

The Company has the option to repurchase the stream obligation for $237,000 on December 31, 2018 or $272,000 on December 31, 2019. Alternatively, the Company may reduce the stream obligation to (a) 3% on December 31, 2018 (and accelerate deliveries under the stream to January 1, 2019) or (b) 4% on December 31, 2019 (in which case deliveries will commence on January 1, 2020) on payment of $150,000.

The stream obligation is recorded at fair value at each statement of financial position date as the Company determined that the stream obligation is in substance a debt instrument with embedded derivatives linked to gold and silver commodity prices and interest rates. The Company elected to measure the stream obligation in its entirety at FVTPL. For the year ended December 31, 2017, the change in fair value of the stream obligation was a fair value loss of $23,000 (2016 - $63,023).

As the stream is in substance a debt instrument, the effective interest on the debt host was capitalized as a borrowing cost during the development of the Brucejack Mine. For the year ended December 31, 2017, the Company capitalized $10,120 (2016 - $19,078) of interest on the stream debt to mineral properties, plant and equipment. The capitalized interest was reclassified from the loss on financial instruments at fair value recorded in the statement of loss. The effective interest rate on the stream obligation is 9.5%.